Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current Income Tax	$ (294,728,679)	$ (51,251,420)	$ (78,655,003)
Tax Advances	22,328,134	23,847,756	23,154,980
Current Income Tax Liabilities	$ (272,400,545)	$ (27,403,664)	$ (55,500,023)